As filed with the Securities and Exchange Commission on July 8, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811 - 08614

Brandes Investment Trust
(Exact name of registrant as specified in charter)

11988 El Camino Real, Suite 500
San Diego, CA 92130
(Address of principal executive offices) (Zip code)

Michael Glazer, Esq.
c/o Paul, Hastings, Janofsky & Walker, LLP
515 South Flower, 23rd Floor
Los Angeles, CA 90071
(Name and address of agent for service)

800-331-2979
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2005

Date of reporting period: April 30, 2005

Item 1. Report to Stockholders.

Brandes Institutional International Equity Fund

Dear Shareholder:

The Brandes Institutional International Equity Fund advanced 6.57% during the six months ended April 30, 2005. For the same period, the MSCI EAFE Index advanced 8.71%.

I’ll start with a brief overview of the international equity market environment during the six-month period. From there, I’ll examine the country-, industry-, and stock-specific factors that affected the Fund’s performance and describe changes in the Fund’s composition. Finally, I’ll review our investment philosophy and discuss how the Fund is positioned for the future.

The Markets

For the six months ended April 30, 2005, stocks in developed markets outside the United States tended to post advances. The MSCI Europe Index gained 9.55%, for example, and the MSCI Pacific Index advanced 6.79%.

In Europe, mergers and acquisition activity in Europe in the first quarter more than doubled from the previous quarter. The United Kingdom government announced the largest budget surplus in three years as tax revenues increased.

However, the Confederation of British Industry reported U.K. retail sale levels at six month lows in March, while in France statistics agency Insee announced its measure of orders was at the lowest level in more than a year. Business confidence in France registered its lowest level in more than one year, according to statistics agency Insee, while Germany’s Ifo Institute reported business confidence at an 18-month low.

In Japan, a November report showed the economy registered its sixth consecutive quarter of expansion. Later in the period, however, exports grew at the slowest rate in one year as the country’s trade surplus shrank. The Ministry of Economy, Trade, and Industry reported industry activity declined at the end of 2004.

In emerging markets, reports in the first quarters indicated the rate of annual industrial growth climbed in South Korea, Brazil, and Mexico, while export levels climbed in Taiwan, India, and Brazil.

Brandes Institutional International Equity Fund
The Fund

I share these developments to help put the Fund’s returns in context. However, I stress that we do not focus on such macroeconomic events in managing the Fund. Regardless of global developments, we retain our strict focus on evaluating individual businesses and holding those we believe are trading at prices well below their underlying values.

Advances for positions in the United Kingdom and Japan helped drive the Fund’s performance during the period. Top performers from these countries included GlaxoSmithKline (United Kingdom – pharmaceuticals) and Japan Tobacco (Japan – tobacco).

Holdings in emerging markets also tended to register gains. From an industry perspective, positions in pharmaceuticals had the greatest impact on returns. Holdings in the diversified telecom services and commercial banking industries also contributed to performance.

During the period, we eliminated exposure to several holdings as their market prices approached our estimates of their fair values. For example, we sold Petroleo Brasileiro (Brazil – oil, gas & consumable fuels) and Cemex (Mexico – construction materials).

We purchased shares of companies such as Sanofi-Aventis (France – pharmaceuticals) and Carrefour (France – food & staples retailing) at prices that we consider compelling. We also took advantage of attractive prices by adding to select existing holdings.

Our Outlook

Our investment philosophy continues to focus on fundamental company analysis with a long-term perspective. In all market environments, we search for and hold stocks that are trading at discounts to our estimates of their fair values. We believe this strategy will provide patient investors with favorable results.

As of April 30, 2005, the Fund’s most substantial country weighting was in Japan. On an industry basis, the Fund’s largest exposure was in diversified telecom services.

Keep in mind that the Fund’s weightings for countries and industries are not the product of “top-down” forecasts or opinions regarding interest rates, economic growth, or other macroeconomic variables. Instead, these weightings stem from our company-by-company search for compelling investment opportunities in markets around the world.

Brandes Institutional International Equity Fund

Overall, the strengths of new positions and existing portfolio holdings inspire optimism for long-term outperformance. Applied globally, our investment process continues to uncover promising opportunities in non-U.S. markets.

Sincerely yours,

/s/ Debra McGinty-Poteet

Debra McGinty-Poteet
President
Brandes Investment Trust

The Fund invests in foreign securities, which involve greater volatility and political, economic and currency risks and differences in accounting methods.

Please refer to the Schedule of Investments in the report for complete holdings information. Fund holdings, geographic allocations and/or sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.

The MSCI EAFE Index is an unmanaged index that is a generally accepted benchmark for major overseas markets. The MSCI EAFE Index consists of securities listed on exchanges in European, Australasian and Far Eastern markets and includes dividends and distributions, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index weightings represent the relative capitalizations of the major overseas markets included in the index on a U.S. dollar adjusted basis.

The MSCI Europe IndexSM is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe.

The MSCI Pacific IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance in the Pacific region.

One cannot invest directly in an index.

This report is intended for shareholders of the Fund and must be preceded or accompanied by a prospectus. Mutual fund investing involves risk. Principal loss is possible.

The Fund is distributed by Quasar Distributors, LLC. (06/05)

Brandes Institutional International Equity Fund

The following chart compares the value of a hypothetical $1,000,000 investment in the Brandes Institutional International Equity Fund from its inception (January 2, 1997) to April 30, 2005 as compared with the Morgan Stanley Capital International EAFE Index.

Value of $1,000,000 vs Morgan Stanley Capital
International EAFE (Europe, Australasia and Far East) Index

	Average Annual Total Return
	Period Ended April 30, 2005
	One Year	Five Years	Since Inception (1/2/97)

Brandes Institutional International Equity Fund	15.23%	7.31%	13.73%

Morgan Stanley Capital International EAFE Index	14.95%	(0.55%)	4.47%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-331-2979.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Advisor has a fee waiver arrangement in place to limit the Fund's annual operating expenses. Currently, the expense level has not been exceeded.

Brandes Institutional International Equity Fund

Expense Example (Unaudited)

As shareholder of the Fund, you incur ongoing costs, including investment advisory and administrative fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual Expenses

This section provides information about actual account values and actual expenses. The “Ending Account Value” shown is derived from the Fund’s actual return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. This section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/04	Ending Account Value 4/30/05	Expenses Paid During Period*
Based on Actual Return	$1,000.00	$1,065.70	$5.79
Based on Hypothetical 5% return	$1,000.00	$1,019.19	$5.66

*Expenses are equal to the Fund’s annualized expense ratio of 1.13%, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year (181), then divided by the number of days in the fiscal year (365).

Brandes Institutional International Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at April 30, 2005 (Unaudited)
	Shares	Value
COMMON STOCKS: 95.5%

Austria: 0.8%
Telekom Austria AG	253,400	$4,878,024

Belgium: 0.8%
InBev	147,300	4,714,462

Brazil: 1.4%
Centrais Electricas Brasileiras S.A.	785,130	4,920,017
Tele Centro Oeste Celular Participacoes S.A. ADR(1)	17,172	180,134
Tele Leste Celular Participacoes S.A.*	1,330	11,252
Telecomunicacoes Brasileiras S.A. ADR	115,700	3,244,228
Telesp Celular Participacoes S.A. ADR*	16,223	85,657
Tim Participacoes S.A., ADR	10,714	160,710
		8,601,998
Canada: 0.6%
Bombardier, Inc. - Class B(1)	1,755,800	3,621,648

France: 7.1%
Alcatel S.A.*(1)	966,400	10,431,363
Carrefour S.A.	157,700	7,680,747
France Telecom	326,500	9,625,895
France Telecom**	61,200	1,804,302
Regie Natl. Usines Renault	58,849	4,946,418
Sanofi-Aventis S.A.	103,868	9,200,041
		43,688,766
Germany: 12.3%
Bayerische Hypo Vereinsbank AG(1)	298,300	7,117,199
Bayerische Hypo Vereinsbank AG**	119,320	2,846,880
Commerzbank AG	422,300	9,287,234
DaimlerChrysler AG(1)	196,700	7,779,178
Deutsche Telekom AG	707,000	13,397,993
E. ON AG	50,000	4,249,751
Heidelberger Druckmaschinen**	144,300	4,084,961

Brandes Institutional International Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at April 30, 2005 (Unaudited) - (Continued)
	Shares	Value
Germany, continued
Hypo Real Estate Holding AG	74,575	$3,108,817
Muenchener Rueckversicherungs AG	80,800	8,908,873
Schering AG	62,416	4,111,971
Volkswagen AG	267,800	11,185,634
		76,078,491
Italy: 3.0%
Banca Intesa SpA	1,876,449	8,985,596
Telecom Italia SpA	2,704,074	9,193,835
		18,179,431

Japan: 21.6%
Astellas Pharma, Inc.	125,500	4,549,038
Daiichi Pharmaceutical Co., Ltd.	225,800	5,230,854
Eisai Co. Ltd.	139,400	4,649,523
Fuji Photo Film Co., Ltd.	153,000	5,052,435
Hitachi, Ltd.	1,968,800	11,565,279
Japan Tobacco, Inc.	981	12,646,932
Matsushita Electric Industrial Co., Ltd.	325,000	4,758,920
Millea Holdings, Inc.	761	10,382,378
Mitsubishi Heavy Industries, Ltd.	4,066,000	10,811,298
Mitsubishi Tokyo Finance Group, Inc.	992	8,583,019
Mitsui Sumitomo Insurance Co., Ltd.	1,052,000	9,564,553
Nippon Telegraph & Telephone Corp.	3,307	13,868,411
Ono Pharmaceutical Co.	87,000	4,425,372
Rohm Co. Ltd.	38,200	3,596,193
Sankyo Co., Ltd.	230,800	4,814,066
Sumitomo Mitsui Financial Group, Inc.(1)	1,655	10,693,520
Taisho Pharmaceutical Co., Ltd.	170,000	3,642,723
TDK Corp.	61,200	4,267,446
		133,101,960
Mexico: 1.1%
Telefonos de Mexico S.A. - Class L, ADR	198,840	6,740,676

See accompanying Notes to Financial Statements.

Brandes Institutional International Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at April 30, 2005 (Unaudited) - (Continued)
	Shares	Value
Netherlands: 10.7%
Aegon N.V.	849,400	$10,678,766
Akzo Nobel N.V.	268,200	11,028,058
Heineken N.V.	112,125	3,570,863
ING Groep N.V.	198,763	5,492,207
Koninklijke Ahold N.V.*	1,186,100	9,000,781
Koninklijke Ahold N.V.**	205,466	1,559,189
STMicroelectronics N.V.	270,600	3,855,037
Unilever N.V.	229,468	14,810,023
Wolters Kluwer N.V.	323,061	5,764,093
		65,759,017
New Zealand: 1.2%
Telecom New Zealand, Ltd.	1,703,657	7,591,006

Portugal: 1.1%
Portugal Telecom S.A.	641,217	7,079,600

Russian Federation: 1.5%
Lukoil ADR	66,300	9,030,060

Singapore: 3.3%
DBS Group Holdings, Ltd.	916,069	8,010,731
Jardine Matheson Holdings, Ltd.	396,290	7,133,220
Overseas Chinese Banking Corp., Ltd.	619,000	5,078,663
		20,222,614
South Korea: 2.5%
Korea Electric Power Corp. ADR(1)	553,200	8,187,360
KT Corp. ADR(1)	350,100	7,068,519
		15,255,879
Spain: 4.5%
Banco Bilbao Vizcaya S.A.	473,500	7,354,153
Banco Bilbao Vizcaya S.A.**	312,400	4,852,033
Banco Santander Central Hispano S.A.	364,900	4,262,212
Telefonica S.A.	662,694	11,296,701
		27,765,099

See accompanying Notes to Financial Statements.

Brandes Institutional International Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at April 30, 2005 (Unaudited) - (Continued)
	Shares	Value
Switzerland: 6.8%
Nestle S.A.(1)	91,700	$24,202,401
Swisscom AG	23,800	8,241,227
Zurich Financial Services AG	41,926	7,112,195
Zurich Financial Services AG**	12,250	2,078,052
		41,633,875
United Kingdom: 14.5%
BAE Systems Plc	1,714,100	8,409,676
BT Group Plc	3,006,712	11,516,791
Corus Group Plc*	2,163,000	1,800,088
Corus Group Plc**	3,596,650	2,993,198
GlaxoSmithKline Plc	717,200	18,144,928
Invensys Plc	3,491,359	857,255
Invensys Plc**	5,727,389	1,406,282
J Sainsbury Plc	1,644,112	8,897,375
Marks & Spencer Group Plc	1,402,419	9,056,242
Royal & Sun Alliance Insurance Group Plc	1,009,000	1,469,777
Royal & Sun Alliance Insurance Group Plc**	1,009,000	1,469,777
Unilever PLC	917,200	8,738,795
Wm. Morrison Supermarkets Plc ORD	4,018,381	14,977,572
		89,737,756
Venezuela: 0.7%
Cia Anonima Nacional Telefonos de Venezuela, ADR	236,675	4,529,960

TOTAL COMMON STOCKS (cost $527,480,409)		588,210,322

SHORT-TERM INVESTMENT: 1.6%	Principal Amount
Repurchase Agreement: 1.6%
Investors Bank & Trust Co., Repurchase Agreement, 2.01%, dated
04/30/2005, due 05/02/2005 [collateralized by $9,449,485 SBA #506444, #506521,
5.63%, due 09/25/2028 (Market Value $10,159,104)] (proceeds $9,676,958)	$9,675,337	9,675,337

TOTAL SHORT-TERM INVESTMENT (cost $9,675,337)		9,675,337

See accompanying Notes to Financial Statements.

Brandes Institutional International Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at April 30, 2005 (Unaudited) - (Continued)
	Principal
	Amount	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 7.8%
Commercial Paper - 1.8%
Delaware Funding Corp., 2.85%, due 05/09/05	$3,115,060	$3,115,060
Fairway Finance, 3.01%, due 05/05/05	6,000,000	6,000,000
Falcon Asset Securitization Corp., 2.86%, due 05/11/05	1,470,642	1,470,642
Sheffield Receivables Corp., 2.95%, due 05/20/05	335,472	335,472
Total Commercial Paper (cost $10,921,174)		10,921,174

Demand Notes - 5.7%
Bank of Nova Scotia, 3.01%, due 05/31/05	3,369,418	3,369,418
BNP Paribas, 3.00%, due 07/01/05	2,000,000	2,000,000
Citigroup, 3.03%, due 07/06/05	4,000,000	4,000,000
Credit Suisse First Boston Corp., 2.91%, due 05/16/05	2,000,000	2,000,000
Dexia Group, 3.01%, due 06/22/05	3,562,490	3,562,490
Dexia Group, 2.80%, due 05/05/05	2,336,590	2,336,590
Fortis Bank, 3.00%, due 05/27/05	3,500,000	3,500,000
JP Morgan Chase & Co., 3.00%, due 06/13/05	1,154,188	1,154,188
Societe Generale, 2.79%, due 05/02/05	3,531,680	3,531,680
Svenska Handlesbanken, 2.80%, due 05/06/05	2,722,190	2,722,190
UBS AG, 2.86%, due 05/13/05	4,889,760	4,889,760
Wells Fargo, 2.80%, due 05/05/05	2,228,880	2,228,880
Total Demand Notes (cost $35,295,196)		35,295,196

Mutual Funds - 0.1%
American Beacon Funds (cost $521,260)	521,260	521,260

Repurchase Agreements - 0.2%
Lehman Brothers Triparty Agreement, 3.04%, 5/2/05(2)	1,100,000	1,100,000
Merrill Lynch & Co., 3.04%, 5/2/05(2)	297,752	297,752
Total Repurchase Agreements (cost $1,397,752)		1,397,752

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
FROM SECURITIES LENDING (cost $48,135,382)		48,135,382

See accompanying Notes to Financial Statements.

Brandes Institutional International Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at April 30, 2005 (Unaudited) - (Continued)
Value
TOTAL INVESTMENTS IN SECURITIES (cost $585,291,128): 104.9%	$646,021,041
Liabilities in excess of Other Assets: (4.9)%	(29,979,180)
NET ASSETS: 100.0%	$616,041,861

*	Non-income producing security.
**
Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the “Act”) or was acquired in a private placement, and, unless registered under the Act, may only be sold to “qualified institutional buyers” (as defined in the “Act” or pursuant to another exemption from registration).

ADR	American Depositary Receipt
(1)	This security or a portion of this security is out on loan at April 30, 2005.
Total loaned securities had a market value of $45,488,911 at April 30, 2005.
(2)	Collateralized by $1,483,993 of various investment grade corporate bonds.

See accompanying Notes to Financial Statements.

Brandes Institutional International Equity Fund

SCHEDULE OF INVESTMENTS BY INDUSTRY at April 30, 2005 (Unaudited)
Industry	Percentage
Aerospace & Defense	2.0%
Automobiles	3.9%
Beverages	1.3%
Chemicals	1.8%
Commercial Banks	12.5%
Communication Equipment	1.7%
Diversified Financial Services	2.0%
Diversified Telecom Services	19.5%
Electric Utilities	2.8%
Electrical Components & Equipment	2.6%
Food	6.8%
Food Products	7.7%
Household Durables	0.8%
Insurance	8.4%
Leisure Equipment & Products	0.8%
Machinery	2.8%
Media	0.9%
Metals & Mining	0.8%
Multiline Retail	1.5%
Oil & Gas	1.5%
Pharmaceuticals	9.5%
Semiconductors	1.2%
Thrift and Mortgage Finance	0.5%
Tobacco	2.1%
Wireless Telecom	0.1%
TOTAL COMMON STOCKS	95.5%
SHORT-TERM INVESTMENTS (1)	9.4%
TOTAL INVESTMENTS IN SECURITIES	104.9%
Liabilities in excess of Other Assets	(-4.9)%
NET ASSETS	100.0%

(1) Includes investments purchased with cash proceeds from securities lending.

Brandes Institutional International Equity Fund

STATEMENT OF ASSETS AND LIABILITIES at April 30, 2005 (Unaudited)
ASSETS
Investments in securities, at cost	$585,291,128

Investments in securities, at value
(including $45,488,911 of securities loaned) (Note 2)	$646,021,041
Foreign currency, at value (cost of $731,658)	730,472
Receivables:
Fund shares sold	14,025,548
Dividends and interest	3,354,175
Tax reclaims	714,227
Prepaid expenses and other assets	17,250
Total assets	664,862,713
LIABILITIES
Payment upon return of securities loaned	48,135,382
Payables:
Fund shares redeemed	148,562
Due to advisor	489,792
Due to administrator	20,653
Accrued expenses	26,463
Total liabilities	48,820,852
NET ASSETS	$616,041,861
Net asset value, offering and redemption price per share
($616,041,861/30,607,826 shares outstanding; unlimited shares authorized without par value)	$20.13
COMPONENTS OF NET ASSETS
Paid-in capital	$528,031,758
Undistributed net investment income	4,996,709
Accumulated net realized gain on investments
and foreign currency	22,263,486
Net unrealized appreciation on:
Investments	60,729,913
Foreign currency	19,995
Net assets	$616,041,861

See accompanying Notes to Financial Statements.

Brandes Institutional International Equity Fund

STATEMENT OF OPERATIONS For the Six Months Ended April 30, 2005 (Unaudited)
INVESTMENT INCOME
Income
Dividends (net of foreign taxes withheld of $1,187,509)	$8,881,495
Interest	101,319
Income from securities lending	17,650
Miscellaneous income	352
Total income	9,000,816
Expenses
Advisory fees (Note 3)	2,996,110
Administration fees (Note 3)	127,281
Custody fees	82,522
Legal fees	24,932
Transfer agent fees	24,184
Accounting fees	20,943
Printing fees	18,549
Trustee fees	16,056
Registration expense	11,468
Insurance expense	19,436
Auditing fees	12,465
Miscellaneous	7,548
Net expenses	3,361,494
Net investment income	5,639,322
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	22,289,397
Foreign currency transactions	(11,832)
Net realized gain	22,277,565
Net unrealized appreciation (depreciation) on:
Investments	6,025,389
Foreign currency transactions	(11,891)
Net unrealized appreciation	6,013,498
Net realized and unrealized gain on investments and foreign currency transactions	28,291,063
Net increase in net assets resulting from operations	$33,930,385

See accompanying Notes to Financial Statements.

Brandes Institutional International Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended	Year Ended
	April 30, 2005^	October 31, 2004

INCREASE IN NET ASSETS FROM:

OPERATIONS
Net investment income	$5,639,322	$5,452,880
Net realized gain (loss) on:
Investments	22,289,397	30,121,263
Foreign currency transactions	(11,832)	(8,949)
Net unrealized appreciation (depreciation) on:
Investments	6,025,389	59,062,401
Foreign currency transactions	(11,891)	22,287
Net increase in net assets resulting from operations	33,930,385	94,649,882
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(6,085,209)	(2,978,184)
From net realized gains	(21,781,688)	—
Decrease in net assets from distributions	(27,866,897)	(2,978,184)
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	145,978,536	306,148,758
Net asset value of shares issued on reinvestment of distributions	27,589,129	2,933,981
Cost of shares redeemed	(92,169,865)	(224,534,599)
Net increase from capital share transactions	81,397,800	84,548,140
Total increase in net assets	87,461,288	176,219,838
NET ASSETS
Beginning of period	528,580,573	352,360,735
End of period	$616,041,861	$528,580,573
Undistributed net investment income	$4,996,709	$5,442,596
CAPITAL SHARE ACTIVITY
Shares sold	7,057,881	17,125,654
Shares issued on reinvestment of distributions	1,359,070	174,227
Shares redeemed	(4,467,889)	(12,632,231)
Net increase in shares outstanding	3,949,062	4,667,650

^Unaudited.

See accompanying Notes to Financial Statements.

Brandes Institutional International Equity Fund

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period
	Six Months Ended		Year Ended October 31,
	April 30, 2005(1)		2004	2003	2002	2001	2000
Net asset value, beginning of period	$19.83		$16.02	$12.45	$15.12	$22.34	$19.84

Income from investment operations:
Net investment income	0.18		0.20	0.14	0.19	0.22	0.34
Net realized and unrealized gain (loss) on investments	1.13		3.74	4.04	(1.89)	(2.77)	3.99
Total from investment operations	1.31		3.94	4.18	(1.70)	(2.55)	4.33

Less distributions:
From net investment income	(0.22)		(0.13)	(0.18)	(0.23)	(0.32)	(0.20)
From net realized gain	(0.79)		—	(0.43)	(0.74)	(4.35)	(1.63)
Total distributions	(1.01)		(0.13)	(0.61)	(0.97)	(4.67)	(1.83)
Net asset value, end of period	$20.13		$19.83	$16.02	$12.45	$15.12	$22.34
Total return	6.57	%(2)	24.75%	35.16%	(12.23)%	(14.76)%	22.84%

Ratios/supplemental data:
Net assets, end of period (millions)	$616.0		$528.6	$352.4	$236.8	$299.8	$326.5

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed or recouped	1.13	%(3)	1.14%	1.19%	1.18%	1.16%	1.18%
After fees waived and expenses absorbed or recouped	1.13	%(3)	1.18%	1.20%	1.20%	1.20%	1.19%

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed or recouped	1.89	%(3)	1.25%	1.12%	1.25%	1.39%	1.65%
After fees waived and expenses absorbed or recouped	1.89	%(3)	1.21%	1.11%	1.23%	1.35%	1.64%
Portfolio turnover rate	12.22	%(2)	26.71%	26.19%	44.61%	32.07%	42.03%

(1) Unaudited.
(2) Not Annualized.
(3) Annualized.

See accompanying Notes to Financial Statements.

Brandes Institutional International Equity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 - ORGANIZATION

The Brandes Institutional International Equity Fund (the “Fund”) is a series of shares of beneficial interest of Brandes Investment Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Fund began operations on January 2, 1997. The Fund invests its assets primarily in equity securities of foreign issuers with market capitalizations greater than $1 billion. The Fund seeks to achieve long-term capital appreciation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation. Securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchanges are open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and asked price. Securities for which quotations are not readily available are stated at their respective fair values as determined in good faith by the Board of Trustees.

U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60-day period that this amortized cost basis does not represent fair value. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

The Fund has adopted valuation procedures that allow for fair value pricing for use in appropriate circumstances. Such circumstances may arise when trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Fund calculates its own share price. If no price, or in the Advisor’s determination no price representing fair value, is provided for a security held by the Fund by an independent pricing agent, then the security will be fair valued. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations.

Brandes Institutional International Equity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) - (Continued)

In using fair value pricing, the Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Fund does not isolate that portion of the results of operations arising as a result of changes in the currency exchange rate from the fluctuations arising as a result of changes in the market prices of investments during the period.

Interest income is translated at the exchange rates, which existed at the dates the income was accrued. Exchange gains and losses related to interest income are included in interest income on the accompanying Statement of Operations.

B.
Repurchase Agreements. The Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Fund will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that the term of any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

C.
Foreign Currency. Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Brandes Institutional International Equity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) - (Continued)

D.
Forward Foreign Currency Exchange Contracts. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked to market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When a contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Portfolio could be at risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably.

E.
Security Transactions, Dividends and Distributions. Security transactions are accounted for on the trade date. The cost of securities owned on realized transactions is relieved on the specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest is recorded on an accrual basis.

F.
Federal Income Taxes. The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

G.
Concentration of Risk. As of April 30, 2005, the Fund held a significant portion of its assets in foreign securities. Certain price and foreign exchange fluctuations as well as economic and political situations in the foreign jurisdictions could have an impact on the Fund’s net assets. It is the Trust’s policy to continuously monitor these off-balance sheet risks.

H.
Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

I.
Securities Lending. The Fund may lend its portfolio securities to banks, brokers and dealers. Lending Fund securities exposes the Fund to risks such as (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral, or (iii) the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral with the Fund’s custodian, marked to market daily, in the form of cash and/or U.S. government obligations, in an amount at least equal to 102% of the market value of the loaned securities. As of April 30, 2005, the market value of securities loaned was $45,488,911 and the Fund received $48,135,382 of cash collateral for the loan.

Brandes Institutional International Equity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) - (Continued)

J.
Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2004, permanent differences in book and tax accounting have been reclassified to Undistributed Net Investment Income and Accumulated Net Realized Loss by $8,949.

K.
Indemnification Obligations. Under the Fund’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Brandes Investment Partners, LP (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space and certain administrative services, and provides certain personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the six months ended April 30, 2005, the Fund incurred $2,996,110 in advisory fees.

The Fund is responsible for its own operating expenses. The Advisor has agreed to limit the Fund’s total operating expenses by reducing all or a portion of its fees and reimbursing the Fund for expenses, excluding interest, so that its ratio of expenses to average net assets will not exceed 1.20%. Any fee waived and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, provided the aggregate amount of the Fund’s current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. For the six months ended April 30, 2005, there was no cumulative unreimbursed amount paid and/or waived by the Advisor.

Brandes Institutional International Equity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) - (Continued)

U.S. Bancorp Fund Services, LLC, (the “Administrator”) acts as administrator for the Fund. The Administrator prepares various federal and state regulatory filings, prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund’s expense accruals. Effective March 31, 2005, for its services, the Administrator receives an annual fee at the rate of 0.04% of average daily net assets for the first $500 million in net assets and 0.02% in excess of $500 million of the Fund’s average daily net assets, subject to a minimum of $50,000 per annum. Prior to March 31, 2005, the Administrator received an annual fee at the rate of 0.05% of average daily net assets for the first $250 million in net assets, 0.04% of average daily net assets for the next $250 million in net assets and 0.03% in excess of $500 million of the Fund’s average daily net assets, subject to a minimum of $40,000 per annum. For the six months ended April 30, 2005, the Fund incurred $127,281 in such fees.

Quasar Distributors, LLC (the “Distributor”), a registered broker-dealer, acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also officers and/or Trustees of the Advisor and Administrator.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2005, the cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $120,237,636 and $70,914,527, respectively.

NOTE 5 - DISTRIBUTION TO SHAREHOLDERS

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions and net operating losses.

As of April 30, 2005, the components of distributable earnings on a tax basis were as follows:

Cost of investments for tax purposes	$585,291,128
Gross tax unrealized appreciation	97,086,917
Gross tax unrealized depreciation	(36,357,004)
Net tax unrealized appreciation	$60,729,913

Brandes Institutional International Equity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) - (Continued)

NOTE 6 - PROXY VOTING PROCEDURES

The Advisor of the Fund votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Fund. You may obtain a description of these procedures, free of charge, by calling “toll-free” 1-800-331-2979. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

NOTE 7 - FORM N-Q DISCLOSURE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. This information is also available, without charge, by calling toll-free, 1-800-331-2979.

Brandes Institutional International Equity Fund

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees is responsible for the overall management of the Trust’s business. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The Board of Trustees delegates the day-to-day operations of the Trust to its officers, subject to the Fund’s investment objective and policies and to general supervision by the Board. The Statement of Additional Information includes additional information about the Trust’s Trustees and is available, without charge, by calling 1-800-331-2979.

The Trustees and officers of the Trust, their business addresses and principal occupations during the past five years are:

Name Address, and Age	Position Held	Date Elected*	Principal Occupation During Past 5 Years	Other Directorships Held by Trustee

“Non-interested” Trustees

DeWitt F. Bowman, C.F.A 11988 El Camino Real, Suite 500 San Diego, CA 92130 Age 74	Trustee	February 1995
Principal, Pension Investment Consulting, since 1994. Interim Treasurer and Vice President for Investments – University of California from 2000 to 2001. Formerly Chief Investment Officer of the California Public Employees Retirement System (1989 to 1994).
RREEF America REIT3, Inc.; Wilshire Mutual Funds, Inc.; Pacific Gas and Electric Nuclear Decommissioning Trust; PCG Private Equity Fund; Forward Funds; Sycuan Funds; RREEF America; REIT1, Inc.

Gordon Clifford Broadhead 11988 El Camino Real, Suite 500 San Diego, CA 92130 Age 81	Trustee	December 1994	Retired.	None

W. Daniel Larsen 11988 El Camino Real, Suite 500 San Diego, CA 92130 Age 77	Trustee	December 1994	Retired. Formerly General Contractor (1951-1996).	None

J. Michael Gaffney 11988 El Camino Real, Suite 500 San Diego, CA 92130 Age 64	Trustee	June 2004	Independent Consultant, IXIS Asset Management, North America, since 2004. President and CEO, Back Bay Advisors from 1998 to 2001.	The Cutler Trust

Brandes Institutional International Equity Fund

Name Address, and Age	Position Held	Date Elected*	Principal Occupation During Past 5 Years	Other Directorships Held by Trustee

“Interested” Trustees** and Other Officers

Charles H. Brandes 11988 El Camino Real, Suite 500 San Diego, CA 92130 Age 62	Trustee	December 1994	Chairman of the Advisor.	None

Debra McGinty-Poteet 11988 El Camino Real, Suite 500 San Diego, CA 92130 Age 49	Trustee and President	June 2000	Director, Mutual Fund Services of the Advisor. Formerly Chief Operating Officer for North American Trust Company; Senior Vice President and Managing Director for Bank of America Funds Management.	Brandes Investment Funds PLC

Thomas M. Quinlan 11988 El Camino Real, Suite 500 San Diego, CA 92130 Age 34	Secretary	June 2003	Counsel of the Advisor; Formerly Associate Counsel of U.S. Global Investors, Inc.; Attorney for Franklin Templeton Investments.	N/A

Gary Iwamura 11988 El Camino Real, Suite 500 San Diego, CA 92130 Age 48	Treasurer	September 1997	Finance Director of the Advisor. Formerly Chief Administrative Officer, National Mutual Funds Management; Chief Operating Officer, Axe-Houghton Management.	N/A

Adelaide Pund 11988 El Camino Real, Suite 500 San Diego, CA 92130 Age 37	Chief Compliance Officer	September 2004	Compliance Manager of the Advisor.	N/A

*	Trustees and officers of the Fund serve until their resignation, removal or retirement.
**	“Interested persons” within the meaning as defined in the 1940 Act.

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

ADVISOR
Brandes Investment Partners, LP
11988 El Camino Real, Suite 500
San Diego, California 92130
800.331.2979

DISTRIBUTOR
Quasar Distributors, LLC
615 E. Michigan Street, 3rd Floor
Milwaukee, WI 53202

TRANSFER AGENT
Investors Bank & Trust Co.
200 Clarendon Street, 16th Floor
Boston, Massachusetts 02116

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker
1818 Market Street, Suite 2400
Philadelphia, PA 19103

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 23rd Floor
Los Angeles, California 90071

This report is intended for shareholders of the Brandes Institutional International Equity Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Statements and other information herein are dated and are subject to change.
SEMI-ANNUAL REPORT For the Six Months ended April 30, 2005 WORLDWIDE VALUE SPECIALISTS

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

2

Item 10. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Brandes Investment Trust

By (Signature and Title)	/s/ Debra McGinty Poteet
Debra McGinty-Poteet, President

Date	July 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Debra McGinty Poteet
Debra McGinty-Poteet, President

Date	July 7, 2005

By (Signature and Title)*	/s/ Gary Iwamura
Gary Iwamura, Treasurer

Date	July 7, 2005

* Print the name and title of each signing officer under his or her signature.

4